Repurchase agreements and securities lending transactions accounted for as secured borrowings	6 Months Ended
Sep. 30, 2022
Repurchase agreements and securities lending transactions accounted for as secured borrowings
19. Repurchase agreements and securities lending transactions accounted for as secured borrowings
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2022 and September 30, 2022:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total

	(in billions of yen)
March 31, 2022
Repurchase agreements	7,011	10,621	1,340	1,098	20,070
Securities lending transactions	1,098	74	—	189	1,361

Total	8,109	10,695	1,340	1,287	21,431

September 30, 2022
Repurchase agreements	3,016	13,156	5,782	1,813	23,767
Securities lending transactions	993	225	11	262	1,491

Total	4,009	13,381	5,793	2,075	25,258

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2022 and September 30, 2022:

	Repurchase agreements	Securities lending transactions

	(in billions of yen)
March 31, 2022
Japanese government bonds and Japanese local government bonds	1,714	217
Foreign government bonds and foreign agency mortgage-backed securities	17,445	90
Commercial paper and corporate bonds	271	52
Equity securities	609	989
Other	31	13

Total	20,070	1,361

September 30, 2022
Japanese government bonds and Japanese local government bonds	2,759	210
Foreign government bonds and foreign agency mortgage-backed securities	19,019	236
Commercial paper and corporate bonds	336	64
Equity securities	1,441	969
Other	212	12

Total	23,767	1,491

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a regular basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.
The amounts or composition of assets pledged as collateral for borrowings and for other purposes have not changed significantly since March 31, 2022. See Note 8 “Pledged assets and collateral” to the consolidated financial statements in the MHFG Group’s annual report on Form
20-F
for the year ended March 31, 2022 for additional information.